Stock-based compensation (Weighted-average Assumptions) (Details) - Performance units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumptions and resulting weighted-average grant date fair values [Abstract]
Closing price of our common stock on grant date (in usd per share)	$ 164.26	$ 112.43	$ 92.03
Volatility	24.30%	23.80%	21.00%
Risk-free interest rate	0.80%	0.80%	0.40%
Fair value of unit (in usd per share)	$ 182.55	$ 104.47	$ 102.73